Supplement to the
Fidelity Select Portfolios®
April 29, 2000 Prospectus

The following information replaces the "Average Annual Returns" table found in the "Performance" section on page 34.

Average Annual Returns

The returns in the following table include the effect of each fund's 3.00% maximum applicable front-end sales charge.

For the periods ended December 31, 1999	Past 1 year	Past 5 years	Past 10 years/Life of fund
Air Transportation	30.46	24.08	13.67
S&P 500	21.04%	28.56%	18.21%
Goldman Sachs Cyclical Industries Index	5.54%	--F	--F
Automotive	-16.07	6.25	11.24
S&P 500	21.04%	28.56%	18.21%
Goldman Sachs Cyclical Industries Index	5.54%	--F	--F
Banking	-12.77	23.15	19.95
S&P 500	21.04%	28.56%	18.21%
Goldman Sachs Financial Services Index	-0.94%	--F	--F
Biotechnology	72.44	32.35	24.03
S&P 500	21.04%	28.56%	18.21%
Goldman Sachs Health Care Index	-4.04%	--F	--F
Brokerage and Investment Management	26.73	30.27	22.23
S&P 500	21.04%	28.56%	18.21%
Goldman Sachs Financial Services Index	-0.94%	--F	--F
Business Services and Outsourcing	25.50	--F	32.86A
S&P 500	21.04%	--F	23.66%A
Goldman Sachs Technology Index	88.87%	--F	74.57%A
Chemicals	15.61	10.82	12.09
S&P 500	21.04%	28.56%	18.21%
Goldman Sachs Cyclical Industries Index	5.54%	--F	--F
Computers	75.67	47.16	35.08
S&P 500	21.04%	28.56%	18.21%
Goldman Sachs Technology Index	88.87%	--F	--F
Construction and Housing	-15.07	14.58	12.89
S&P 500	21.04%	28.56%	18.21%
Goldman Sachs Cyclical Industries Index	5.54%	--F	--F
Consumer Industries	6.84	22.24	17.70B
S&P 500	21.04%	28.56%	18.88%B
Goldman Sachs Consumer Industries Index	8.32%	--F	--F
Cyclical Industries	9.66	--F	11.68C
S&P 500	21.04%	--F	26.09%C
Goldman Sachs Cyclical Industries Index	5.54%	--F	9.67%C
Defense and Aerospace	8.47	20.84	15.13
S&P 500	21.04%	28.56%	18.21%
Goldman Sachs Cyclical Industries Index	5.54%	--F	--F
Developing Communications	115.82	38.84	31.38B
S&P 500	21.04%	28.56%	18.88%B
Goldman Sachs Technology Index	88.87%	--F	--F
Electronics	100.48	52.51	37.00
S&P 500	21.04%	28.56%	18.21%
Goldman Sachs Technology Index	88.87%	--F	--F
Energy	30.21	14.51	8.19
S&P 500	21.04%	28.56%	18.21%
Goldman Sachs Natural Resources Index	27.23%	--F	--F
Energy Service	66.98	21.78	10.13
S&P 500	21.04%	28.56%	18.21%
Goldman Sachs Natural Resources Index	27.23%	--F	--F
Environmental Services	-28.08	0.52	-0.46
S&P 500	21.04%	28.56%	18.21%
Goldman Sachs Cyclical Industries Index	5.54%	--F	--F
Financial Services	-1.49	25.45	19.92
S&P 500	21.04%	28.56%	18.21%
Goldman Sachs Financial Services Index	-0.94%	--F	--F
Food and Agriculture	-22.85	12.49	12.45
S&P 500	21.04%	28.56%	18.21%
Goldman Sachs Consumer Industries Index	8.32%	--F	--F
Gold	5.11	-4.94	-1.24
S&P 500	21.04%	28.56%	18.21%
Goldman Sachs Natural Resources Index	27.23%	--F	--F
Health Care	-5.79	24.07	21.30
S&P 500	21.04%	28.56%	18.21%
Goldman Sachs Health Care Index	-4.04%	--F	--F
Home Finance	-15.00	17.27	20.39
S&P 500	21.04%	28.56%	18.21%
Goldman Sachs Financial Services Index	-0.94%	--F	--F
Industrial Equipment	13.87	19.76	15.82
S&P 500	21.04%	28.56%	18.21%
Goldman Sachs Cyclical Industries Index	5.54%	--F	--F
Industrial Materials	12.99	6.12	8.37
S&P 500	21.04%	28.56%	18.21%
Goldman Sachs Cyclical Industries Index	5.54%	--F	--F
Insurance	-8.77	21.13	15.56
S&P 500	21.04%	28.56%	18.21%
Goldman Sachs Financial Services Index	-0.94%	--F	--F
Leisure	28.84	29.31	18.89
S&P 500	21.04%	28.56%	18.21%
Goldman Sachs Consumer Industries Index	8.32%	--F	--F
Medical Delivery	-31.71	2.47	9.87
S&P 500	21.04%	28.56%	18.21%
Goldman Sachs Health Care Index	-4.04%	--F	--F
Medical Equipment and Systems	7.40	--F	17.77D
S&P 500	21.04%	--F	21.46%D
Goldman Sachs Health Care Index	-4.04%	--F	9.45%D
Multimedia	39.81	27.40	19.53
S&P 500	21.04%	28.56%	18.21%
Goldman Sachs Consumer Industries Index	8.32%	--F	--F
Natural Gas	22.41	11.54	6.53E
S&P 500	21.04%	28.56%	22.13%E
Goldman Sachs Utilities Index	20.25%	--F	--F
Natural Resources	34.64	--F	6.53C
S&P 500	21.04%	--F	26.09%C
Goldman Sachs Natural Resources Index	27.23%	--F	9.41%C
Paper and Forest Products	26.60	10.73	11.19
S&P 500	21.04%	28.56%	18.21%
Goldman Sachs Cyclical Industries Index	5.54%	--F	--F
Retailing	2.04	23.33	19.56
S&P 500	21.04%	28.56%	18.21%
Goldman Sachs Consumer Industries Index	8.32%	--F	--F
Software and Computer Services	87.33	41.10	30.98
S&P 500	21.04%	28.56%	18.21%
Goldman Sachs Technology Index	88.87%	--F	--F
Technology	124.80	48.39	34.69
S&P 500	21.04%	28.56%	18.21%
Goldman Sachs Technology Index	88.87%	--F	--F
Telecommunications	61.60	31.41	20.93
S&P 500	21.04%	28.56%	18.21%
Goldman Sachs Utilities Index	20.25%	--F	--F
Transportation	23.86	14.57	14.78
S&P 500	21.04%	28.56%	18.21%
Goldman Sachs Cyclical Industries Index	5.54%	--F	--F
Utilities Growth	22.15	27.81	16.94
S&P 500	21.04%	28.56%	18.21%
Goldman Sachs Utilities Index	20.25%	--F	--F
Money Market	1.76	4.57	4.63

A From February 4, 1998.

B From June 29, 1990.

C From March 3, 1997.

D From April 28, 1998.

E From April 21, 1993.

F Not available.

The following information replaces the "Shareholder fees" table and footnotes A and B found in the "Fee Table" section on page 37.

Shareholder fees (paid by the investor directly)

Maximum sales charge (load) on purchases (as a % of offering price)A	3.00%
Sales charge (load) on reinvested distributions	None
Deferred sales charge (load) on redemptions	None
Redemption fee for the stock funds
on shares held less than 30 days
(as a % of amount redeemed)	0.75%
Exchange fee
for the stock funds onlyB	$7.50
Annual account maintenance fee (for accounts under $2,500)	$12.00

A Lower sales charges may be available for accounts over $250,000.

B You will not pay an exchange fee if you exchange through any of Fidelity's automated exchange services.

The following information replaces similar information found under the heading "Fee Table" in the "Fund Summary" section on page 42.

This example helps you compare the cost of investing in the funds with the cost of investing in other mutual funds.

Let's say, hypothetically, that each fund's annual return is 5% and that your shareholder fees and each fund's annual operating expenses are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you close your account at the end of each time period indicated:

Air Transportation	1 year	$ 438
	3 years	$ 730
	5 years	$ 1,043
	10 years	$ 1,929
Automotive	1 year	$ 491
	3 years	$ 891
	5 years	$ 1,316
	10 years	$ 2,496
Banking	1 year	$ 422
	3 years	$ 679
	5 years	$ 955
	10 years	$ 1,744
Biotechnology	1 year	$ 415
	3 years	$ 657
	5 years	$ 919
	10 years	$ 1,667
Brokerage and Investment Management	1 year	$ 427
	3 years	$ 697
	5 years	$ 986
	10 years	$ 1,810
Business Services and Outsourcing	1 year	$ 448
	3 years	$ 760
	5 years	$ 1,094
	10 years	$ 2,037
Chemicals	1 year	$ 462
	3 years	$ 802
	5 years	$ 1,165
	10 years	$ 2,185
Computers	1 year	$ 406
	3 years	$ 630
	5 years	$ 872
	10 years	$ 1,566
Construction and Housing	1 year	$ 538
	3 years	$ 1,032
	5 years	$ 1,552
	10 years	$ 2,974
Consumer Industries	1 year	$ 425
	3 years	$ 691
	5 years	$ 976
	10 years	$ 1,788
Cyclical Industries	1 year	$ 587
	3 years	$ 1,179
	5 years	$ 1,796
	10 years	$ 3,454
Defense and Aerospace	1 year	$ 459
	3 years	$ 793
	5 years	$ 1,150
	10 years	$ 2,154
Developing Communications	1 year	$ 410
	3 years	$ 642
	5 years	$ 893
	10 years	$ 1,611
Electronics	1 year	$ 398
	3 years	$ 606
	5 years	$ 831
	10 years	$ 1,477
Energy	1 year	$ 427
	3 years	$ 697
	5 years	$ 986
	10 years	$ 1,810
Energy Service	1 year	$ 422
	3 years	$ 679
	5 years	$ 955
	10 years	$ 1,744
Environmental Services	1 year	$ 543
	3 years	$ 1,046
	5 years	$ 1,576
	10 years	$ 3,022
Financial Services	1 year	$ 418
	3 years	$ 667
	5 years	$ 935
	10 years	$ 1,700
Food and Agriculture	1 year	$ 429
	3 years	$ 703
	5 years	$ 997
	10 years	$ 1,832
Gold	1 year	$ 447
	3 years	$ 757
	5 years	$ 1,089
	10 years	$ 2,026
Health Care	1 year	$ 406
	3 years	$ 630
	5 years	$ 872
	10 years	$ 1,566
Home Finance	1 year	$ 437
	3 years	$ 727
	5 years	$ 1,038
	10 years	$ 1,919
Industrial Equipment	1 year	$ 441
	3 years	$ 739
	5 years	$ 1,058
	10 years	$ 1,962
Industrial Materials	1 year	$ 489
	3 years	$ 885
	5 years	$ 1,306
	10 years	$ 2,476
Insurance	1 year	$ 437
	3 years	$ 727
	5 years	$ 1,038
	10 years	$ 1,919
Leisure	1 year	$ 414
	3 years	$ 654
	5 years	$ 914
	10 years	$ 1,656
Medical Delivery	1 year	$ 471
	3 years	$ 829
	5 years	$ 1,210
	10 years	$ 2,280
Medical Equipment and Systems	1 year	$ 464
	3 years	$ 808
	5 years	$ 1,175
	10 years	$ 2,206
Multimedia	1 year	$ 416
	3 years	$ 660
	5 years	$ 924
	10 years	$ 1,678
Natural Gas	1 year	$ 440
	3 years	$ 736
	5 years	$ 1,053
	10 years	$ 1,951
Natural Resources	1 year	$ 486
	3 years	$ 876
	5 years	$ 1,291
	10 years	$ 2,445
Paper and Forest Products	1 year	$ 486
	3 years	$ 876
	5 years	$ 1,291
	10 years	$ 2,445
Retailing	1 year	$ 424
	3 years	$ 685
	5 years	$ 966
	10 years	$ 1,766
Software and Computer Services	1 year	$ 410
	3 years	$ 642
	5 years	$ 893
	10 years	$ 1,611
Technology	1 year	$ 404
	3 years	$ 624
	5 years	$ 862
	10 years	$ 1,544
Telecommunications	1 year	$ 411
	3 years	$ 645
	5 years	$ 898
	10 years	$ 1,622
Transportation	1 year	$ 474
	3 years	$ 840
	5 years	$ 1,231
	10 years	$ 2,321
Utilities Growth	1 year	$ 406
	3 years	$ 630
	5 years	$ 872
	10 years	$ 1,566
Money Market	1 year	$ 348
	3 years	$ 449
	5 years	$ 561
	10 years	$ 886

The following information replaces similar information found under the heading "Selling Shares" in the "Shareholder Information" section on page 66.

The price to sell one share of the money market fund is the fund's NAV. The price to sell one share of each stock fund is the fund's NAV, minus the redemption fee (short-term trading fee), if applicable.

Each stock fund will deduct a short-term trading fee of 0.75% from the redemption amount if you sell your shares after holding them less than 30 days. This fee is paid to the fund rather than Fidelity, and is designed to offset the brokerage commissions, market impact, and other costs associated with fluctuations in fund asset levels and cash flow caused by short-term shareholder trading.

The following information replaces similar information found under the heading "Fund Management" in the "Fund Services" section beginning on page 72.

Tim Cohen is manager of Telecommunications, which he has managed since September 2000. He also manages other Fidelity funds. Since joining Fidelity in 1996, Mr. Cohen has worked as a research analyst and portfolio manager.

Forrest Fontana is manager of Insurance, which he has managed since September 2000. Since joining Fidelity in June 2000, Mr. Cohen has worked as a research analyst and portfolio manager.

Ian Gutterman is manager of Environmental Services and Transportation, which he has managed since November 1999 and September 2000, respectively. Since joining Fidelity in 1999, Mr. Gutterman has worked as a research analyst and portfolio manager.

Yolanda McGettigan is manager of Health Care, which she has managed since June 2000. She also manages another Fidelity fund. Since joining Fidelity in 1997, Ms. McGettigan has worked as an analyst and portfolio manager.

Jennifer Nettesheim is manager of Brokerage and Investment Management, which she has managed since September 2000. Since joining Fidelity in 1997, Ms. Nettesheim has worked as a research analyst and portfolio manager.

Christine Schaulat is manager of Medical Equipment and Systems, which she has managed since September 2000. Since joining Fidelity in 1997, Ms. Schaulat has worked as a research analyst and portfolio manager.

Brian Younger is manager of Biotechnology, which he has managed since September 2000. Since joining Fidelity in June 1995, Mr. Younger has worked as a research analyst and portfolio manager.

SUPPLEMENT TO THE

FIDELITY SELECT PORTFOLIOS

April 29, 2000

STATEMENT OF ADDITIONAL INFORMATION

The following information replaces similar information found in the "Performance" section beginning on page 30.

Historical Fund Results. The following table shows the money market fund's 7-day yield and each fund's returns for the fiscal periods ended February 29, 2000. The money market fund has a 3% sales charge, which is included in the average annual and cumulative returns. Each stock fund has a 3% sales charge, which is included in the average annual and cumulative returns. Returns do not include the effect of each stock fund's short-term trading fee, applicable to shares held less than 30 days.

		Average Annual Returns			Cumulative Returns
	Seven-Day Yield	One Year	Five Years	Ten Years/ Life of Fund	One Year	Five Years	Ten Years/ Life of Fund
Air Transportation		8.50%	19.08%	13.39%	8.50%	139.48%	251.41%
Automotive		-17.40%	4.27%	10.44%	-17.40%	23.22%	169.89%
Banking		-22.07%	17.27%	18.88%	-22.07%	121.80%	463.69%
Biotechnology		173.22%	43.99%	30.22%	173.22%	518.18%	1302.07%
Brokerage and Investment Management		19.14%	29.80%	22.45%	19.14%	268.38%	657.74%
Business Services and Outsourcing		12.15%	--**	23.29%*	12.15%	--**	54.17%*
Chemicals		11.10%	8.25%	11.87%	11.10%	48.63%	206.89%
Computers		119.58%	52.80%	37.19%	119.58%	732.94%	2261.60%
Construction and Housing		-18.28%	10.10%	11.73%	-18.28%	61.76%	203.15%
Consumer Industries		-4.55%	19.37%	16.12%*	-4.55%	142.42%	324.17%*
Cyclical Industries		1.40%	--**	6.63%*	1.40%	--**	21.21%*
Defense and Aerospace		3.24%	17.78%	15.09%	3.24%	126.67%	307.68%
Developing Communications		166.12%	47.01%	34.80%*	166.12%	586.54%	1693.31%*
Electronics		178.06%	61.14%	40.24%	178.06%	986.50%	2842.92%
Energy		44.89%	14.64%	8.57%	44.89%	98.01%	127.53%
Energy Service		121.24%	24.47%	11.87%	121.24%	198.73%	207.03%
Environmental Services		-25.00%	-0.26%	0.02%	-25.00%	-1.30%	0.25%
Financial Services		-14.53%	19.76%	19.11%	-14.53%	146.39%	474.74%
Food and Agriculture		-27.86%	8.54%	11.78%	-27.86%	50.62%	204.44%
Gold		5.16%	-4.70%	-2.01%	5.16%	-21.38%	-18.37%
Health Care		1.15%	24.18%	23.09%	1.15%	195.33%	698.52%
Home Finance		-24.88%	11.19%	19.17%	-24.88%	69.94%	477.77%
Industrial Equipment		18.98%	19.59%	15.84%	18.98%	144.56%	334.92%
Industrial Materials		-3.22%	1.39%	7.15%	-3.22%	7.13%	99.41%
Insurance		-22.12%	15.21%	14.12%	-22.12%	102.94%	274.80%
Leisure		13.89%	26.53%	19.98%	13.89%	224.26%	518.31%
Medical Delivery		-19.60%	0.50%	10.93%	-19.60%	2.53%	182.13%
Medical Equipment and Systems		25.68%	--**	25.57%*	25.68%	--**	52.07%*
Multimedia		27.62%	25.64%	21.33%	27.62%	213.05%	591.59%
Natural Gas		44.70%	12.70%	7.66%*	44.70%	81.78%	65.97%*
Natural Resources		48.42%	--**	6.31%*	48.42%	--**	20.13%*
Paper and Forest Products		20.16%	6.88%	11.16%	20.16%	39.47%	187.96%
Retailing		-12.15%	20.63%	18.82%	-12.15%	155.39%	460.96%
Software and Computer Services		100.83%	42.49%	32.59%	100.83%	487.34%	1579.69%
Technology		184.11%	56.47%	38.07%	184.11%	837.89%	2416.89%
		Average Annual Returns			Cumulative Returns
	Seven-Day Yield	One Year	Five Years	Ten Years/ Life of Fund	One Year	Five Years	Ten Years/ Life of Fund
Telecommunications		84.89%	35.05%	24.34%	84.89%	349.17%	783.06%
Transportation		2.15%	10.87%	13.83%	2.15%	67.51%	265.23%
Utilities Growth		29.76%	28.27%	18.39%	29.76%	247.19%	441.05%
Money Market	5.53%	1.93%	5.20%	4.60%	1.93%	28.85%	56.79%

* From commencement of operations (June 29, 1990 for Consumer Industries and Developing Communications; April 21, 1993 for Natural Gas; March 3, 1997 for Cyclical Industries and Natural Resources; February 4, 1998 for Business Services and Outsourcing; and April 28, 1998 for Medical Equipment and Systems).

** Not available.

Note: If FMR had not reimbursed certain fund expenses during these periods, Air Transportation's, Automotive's, Banking's, Biotechnology's, Brokerage and Investment Management's, Business Services and Outsourcing's, Chemicals', Construction and Housing's, Consumer Industries', Cyclical Industries', Defense and Aerospace's, Developing Communications', Electronics', Home Finance's, Industrial Equipment's, Industrial Materials', Insurance's, Multimedia's, Natural Resources', Paper and Forest Products', Retailing's, Software and Computer Services', and Transportation's returns would have been lower.

The following information supplements the similar information found in the "Trustees and Officers" section beginning on page 56.

MARIE L. KNOWLES (53), Member of the Advisory Board (2000). Beginning in 1972, Ms. Knowles served in various positions with Atlantic Richfield Company (ARCO) (diversified energy) including Executive Vice President and Chief Financial Officer (1996-2000); Director (1996-1998); and Senior Vice President (1993-1996). In addition, Ms. Knowles served as President of ARCO Transportation Company (1993-1996). She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing), URS Corporation (multidisciplinary engineering, 1999), and America West Holdings Corporation (aviation and travel services, 1999). Ms. Knowles also serves as a member of the National Board of the Smithsonian Institution and she is a trustee of the Brookings Institution.

DWIGHT D. CHURCHILL (46), is Vice President of Select Money Market Portfolio (2000). He serves as President of Fidelity's Fixed-Income Division (2000), Vice President of Fidelity's Money Market Funds (2000), Vice President of Fidelity's Bond Funds, Senior Vice President of FMR (1997), and Vice President of FIMM (1998). Mr. Churchill joined Fidelity in 1993 as Vice President and Group Leader of Taxable Fixed-Income Investments.

The following information has been removed from the "Trustees and Officers" section beginning on page 56.

MATTHEW N. KARSTETTER (38), is Deputy Treasurer of the funds (1998). He also serves as Deputy Treasurer of other Fidelity funds (1998) and is an employee of FMR (1998). Before joining FMR, Mr. Karstetter served as Vice President of Investment Accounting and Treasurer of IDS Mutual Funds at American Express Financial Advisors (1996-1998). Prior to 1996, Mr. Karstetter was Vice President, Mutual Fund Services at State Street Bank & Trust (1991-1996).

The following information replaces the Compensation Table found in the "Trustees and Officers" section beginning on page 56.

Compensation Table
AGGREGATE COMPENSATION FROM A FUNDA	Edward C. Johnson 3d**	Abigail P. Johnson**	J. Michael Cook *****	Ralph F. Cox	Phyllis Burke Davis	Robert M. Gates	E. Bradley Jones ****	Donald J. Kirk	Marie L. Knowles ******	Ned C. Lautenbach ***	Peter S. Lynch **	William O. McCoy	Gerald C. McDonough	Marvin L. Mann	Robert C. Pozen**	Thomas R. Williams
Air TransportationB	$ 0	$ 0	$ 0	$ 16	$ 16	$ 16	$ 15	$ 17	$ 0	$ 5	$ 0	$ 16	$ 20	$ 17	$ 0	$ 16
AutomotiveB	$ 0	$ 0	$ 0	$ 8	$ 8	$ 8	$ 7	$ 8	$ 0	$ 2	$ 0	$ 8	$ 10	$ 8	$ 0	$ 8
BankingB	$ 0	$ 0	$ 0	$ 209	$ 201	$ 208	$ 184	$ 211	$ 0	$ 68	$ 0	$ 207	$ 259	$ 210	$ 0	$ 204
BiotechnologyB	$ 0	$ 0	$ 0	$ 299	$ 294	$ 296	$ 212	$ 304	$ 0	$ 162	$ 0	$ 295	$ 373	$ 302	$ 0	$ 295
Brokerage and Investment ManagementB	$ 0	$ 0	$ 0	$ 135	$ 131	$ 135	$ 113	$ 137	$ 0	$ 50	$ 0	$ 134	$ 168	$ 136	$ 0	$ 132
Business Services and OutsourcingB	$ 0	$ 0	$ 0	$ 18	$ 18	$ 18	$ 15	$ 18	$ 0	$ 8	$ 0	$ 18	$ 23	$ 18	$ 0	$ 18
ChemicalsB	$ 0	$ 0	$ 0	$ 11	$ 11	$ 11	$ 9	$ 11	$ 0	$ 4	$ 0	$ 11	$ 14	$ 11	$ 0	$ 11
ComputersB	$ 0	$ 0	$ 0	$ 642	$ 627	$ 637	$ 490	$ 652	$ 0	$ 307	$ 0	$ 633	$ 800	$ 647	$ 0	$ 631
Construction and HousingB	$ 0	$ 0	$ 0	$ 6	$ 6	$ 6	$ 6	$ 6	$ 0	$ 1	$ 0	$ 6	$ 8	$ 6	$ 0	$ 6
Consumer IndustriesB	$ 0	$ 0	$ 0	$ 21	$ 21	$ 21	$ 18	$ 22	$ 0	$ 8	$ 0	$ 21	$ 26	$ 21	$ 0	$ 21
Cyclical IndustriesB	$ 0	$ 0	$ 0	$ 2	$ 2	$ 2	$ 2	$ 2	$ 0	$ 1	$ 0	$ 2	$ 2	$ 2	$ 0	$ 2
Defense and AerospaceB	$ 0	$ 0	$ 0	$ 10	$ 10	$ 10	$ 9	$ 10	$ 0	$ 3	$ 0	$ 10	$ 12	$ 10	$ 0	$ 10
Developing CommunicationsB	$ 0	$ 0	$ 0	$ 348	$ 341	$ 344	$ 242	$ 354	$ 0	$ 185	$ 0	$ 344	$ 435	$ 352	$ 0	$ 342
ElectronicsB	$ 0	$ 0	$ 0	$ 1,191	$ 1,172	$ 1,179	$ 863	$ 1,211	$ 0	$ 638	$ 0	$ 1,174	$ 1,486	$ 1,202	$ 0	$ 1,174
EnergyB	$ 0	$ 0	$ 0	$ 57	$ 55	$ 56	$ 47	$ 57	$ 0	$ 24	$ 0	$ 56	$ 71	$ 57	$ 0	$ 55
Energy ServiceB	$ 0	$ 0	$ 0	$ 186	$ 181	$ 185	$ 157	$ 189	$ 0	$ 75	$ 0	$ 184	$ 232	$ 187	$ 0	$ 182
Environmental ServicesB	$ 0	$ 0	$ 0	$ 4	$ 4	$ 4	$ 4	$ 4	$ 0	$ 1	$ 0	$ 4	$ 6	$ 4	$ 0	$ 4
Financial ServicesB	$ 0	$ 0	$ 0	$ 148	$ 143	$ 147	$ 127	$ 150	$ 0	$ 53	$ 0	$ 146	$ 184	$ 149	$ 0	$ 145
Food and AgricultureB	$ 0	$ 0	$ 0	$ 45	$ 44	$ 45	$ 40	$ 46	$ 0	$ 15	$ 0	$ 45	$ 56	$ 45	$ 0	$ 44
GoldB	$ 0	$ 0	$ 0	$ 54	$ 52	$ 53	$ 44	$ 54	$ 0	$ 23	$ 0	$ 53	$ 67	$ 54	$ 0	$ 53
Health Care B, C, D	$ 0	$ 0	$ 0	$ 800	$ 775	$ 796	$ 678	$ 810	$ 0	$ 301	$ 0	$ 790	$ 995	$ 805	$ 0	$ 783
Home FinanceB	$ 0	$ 0	$ 0	$ 154	$ 148	$ 153	$ 137	$ 155	$ 0	$ 46	$ 0	$ 152	$ 190	$ 154	$ 0	$ 150
Industrial EquipmentB	$ 0	$ 0	$ 0	$ 10	$ 10	$ 10	$ 9	$ 10	$ 0	$ 4	$ 0	$ 10	$ 12	$ 10	$ 0	$ 10
Industrial MaterialsB	$ 0	$ 0	$ 0	$ 6	$ 6	$ 6	$ 5	$ 6	$ 0	$ 2	$ 0	$ 6	$ 8	$ 6	$ 0	$ 6
InsuranceB	$ 0	$ 0	$ 0	$ 19	$ 18	$ 19	$ 17	$ 19	$ 0	$ 6	$ 0	$ 19	$ 24	$ 19	$ 0	$ 19
LeisureB	$ 0	$ 0	$ 0	$ 113	$ 109	$ 112	$ 94	$ 114	$ 0	$ 43	$ 0	$ 111	$ 140	$ 113	$ 0	$ 110
Medical DeliveryB	$ 0	$ 0	$ 0	$ 19	$ 18	$ 18	$ 16	$ 19	$ 0	$ 6	$ 0	$ 18	$ 23	$ 19	$ 0	$ 18
Medical Equipment and SystemsB	$ 0	$ 0	$ 0	$ 10	$ 10	$ 10	$ 8	$ 11	$ 0	$ 5	$ 0	$ 10	$ 13	$ 11	$ 0	$ 10
MultimediaB	$ 0	$ 0	$ 0	$ 57	$ 55	$ 56	$ 45	$ 58	$ 0	$ 25	$ 0	$ 56	$ 71	$ 57	$ 0	$ 56
Natural GasB	$ 0	$ 0	$ 0	$ 16	$ 16	$ 16	$ 13	$ 16	$ 0	$ 7	$ 0	$ 16	$ 20	$ 16	$ 0	$ 16
Natural ResourcesB	$ 0	$ 0	$ 0	$ 5	$ 4	$ 4	$ 4	$ 5	$ 0	$ 2	$ 0	$ 4	$ 6	$ 5	$ 0	$ 4
Paper and Forest ProductsB	$ 0	$ 0	$ 0	$ 6	$ 6	$ 6	$ 5	$ 6	$ 0	$ 2	$ 0	$ 6	$ 7	$ 6	$ 0	$ 6
RetailingB	$ 0	$ 0	$ 0	$ 57	$ 55	$ 57	$ 51	$ 58	$ 0	$ 15	$ 0	$ 57	$ 71	$ 58	$ 0	$ 56
Software and Computer ServicesB	$ 0	$ 0	$ 0	$ 234	$ 229	$ 232	$ 170	$ 238	$ 0	$ 118	$ 0	$ 231	$ 292	$ 236	$ 0	$ 230
TechnologyB	$ 0	$ 0	$ 0	$ 715	$ 705	$ 706	$ 472	$ 728	$ 0	$ 420	$ 0	$ 705	$ 894	$ 723	$ 0	$ 705
TelecommunicationsB	$ 0	$ 0	$ 0	$ 309	$ 302	$ 306	$ 232	$ 314	$ 0	$ 148	$ 0	$ 305	$ 385	$ 312	$ 0	$ 303
TransportationB	$ 0	$ 0	$ 0	$ 6	$ 6	$ 6	$ 5	$ 6	$ 0	$ 2	$ 0	$ 6	$ 7	$ 6	$ 0	$ 6
Utilities GrowthB	$ 0	$ 0	$ 0	$ 165	$ 161	$ 164	$ 134	$ 167	$ 0	$ 70	$ 0	$ 163	$ 206	$ 166	$ 0	$ 162
Money MarketB	$ 0	$ 0	$ 0	$ 297	$ 289	$ 295	$ 248	$ 301	$ 0	$ 124	$ 0	$ 292	$ 369	$ 299	$ 0	$ 291
TOTAL COMPENSATION FROM THE FUND COMPLEX*, A	$ 0	$ 0	$ 0	$ 217,500	$ 211,500	$ 217,500	$ 217,500	$ 217,500	$ 0	$ 54,000	$ 0	$ 214,500	$ 269,000	$ 217,500	$ 0	$ 213,000

* Information is for the calendar year ended December 31, 1999 for 236 funds in the complex.

** Interested Trustees of the funds and Ms. Johnson are compensated by FMR.

*** During the period from October 14, 1999 through December 31, 1999, Mr. Lautenbach served as a Member of the Advisory Board. Effective January 1, 2000, Mr. Lautenbach serves as a Member of the Board of Trustees.

**** Mr. Jones served on the Board of Trustees through December 31, 1999.

***** Effective March 16, 2000, Mr. Cook serves as a Member of the Advisory Board.

****** Effective June 15, 2000, Ms. Knowles serves as a Member of the Advisory Board.

A Compensation figures include cash, amounts required to be deferred, and may include amounts deferred at the election of Trustees. For the calendar year ended December 31, 1999, the Trustees accrued required deferred compensation from the funds as follows: Ralph F. Cox, $75,000; Phyllis Burke Davis, $75,000; Robert M. Gates, $75,000; E. Bradley Jones, $75,000; Donald J. Kirk, $75,000; William O. McCoy, $75,000; Gerald C. McDonough, $87,500; Marvin L. Mann, $75,000; and Thomas R. Williams, $75,000. Certain of the non-interested Trustees elected voluntarily to defer a portion of their compensation as follows: Ralph F. Cox, $53,735; William O. McCoy, $53,735; and Thomas R. Williams, $62,319.

B Compensation figures include cash, and may include amounts required to be deferred and amounts deferred at the election of Trustees.

C The following amounts are required to be deferred by each non-interested Trustee: Ralph F. Cox, $390; Phyllis Burke Davis, $390; Robert M. Gates, $390; E. Bradley Jones, $317; Donald J. Kirk, $390; Ned C. Lautenbach, $73; William O. McCoy, $390; Gerald C. McDonough, $463; Marvin L. Mann, $390; and Thomas R. Williams, $390.

D Certain of the non-interested Trustees' aggregate compensation from a fund includes accrued voluntary deferred compensation as follows: Ralph F. Cox, $296, Health Care; Ned C. Lautenbach, $33, Health Care; William O. McCoy, $296, Health Care; and Thomas R. Williams, $296, Health Care.

The following information replaces the similar information found in the "Management Contracts" section beginning on page 61.

For providing investment advice and research services, fees paid to FMR U.K., FMR Far East, and FIJ on behalf of the stock funds for the past three fiscal years are shown in the table below.

Fiscal Year Ended February 28	FMR U.K.	FMR Far East	FIJ
Air Transportation
2000(dagger)	$ 570	$ 309	$ 13
1999	$ 2,553	$ 2,411	N/A
1998	$ 3,327	$ 3,202	N/A
Automotive
2000(dagger)	$ 2,332	$ 1,305	$ 64
1999	$ 6,503	$ 5,175	N/A
1998	$ 4,434	$ 4,325	N/A
Banking
2000(dagger)	$ 0	$ 0	$ 0
1999	$ 3,255	$ 3,095	N/A
1998	$ 6,772	$ 6,544	N/A
Biotechnology
2000(dagger)	$ 2,646	$ 596	$ 19
1999	$ 5,639	$ 4,245	N/A
1998	$ 11,836	$ 10,833	N/A
Brokerage and Investment Management
2000(dagger)	$ 29,515	$ 16,669	$ 2,052
1999	$ 35,636	$ 31,379	N/A
1998	$ 13,584	$ 13,185	N/A
Business Services and Outsourcing
2000(dagger)	$ 72	$ 35	$ 16
1999	$ 65	$ 48	N/A
1998*	$ 6	$ 5	N/A
Chemicals
2000(dagger)	$ 1,556	$ 928	$ 0
1999	$ 1,562	$ 1,516	N/A
1998	$ 5,873	$ 5,590	N/A
Computers
2000(dagger)	$ 81,667	$ 43,749	$ 3,850
1999	$ 17,784	$ 13,154	N/A
1998	$ 15,517	$ 15,486	N/A
Construction and Housing
2000(dagger)	$ 0	$ 0	$ 0
1999	$ 583	$ 525	N/A
1998	$ 6	$ 5	N/A
Consumer Industries
2000(dagger)	$ 942	$ 546	$ 15
1999	$ 1,246	$ 1,024	N/A
1998	$ 474	$ 455	N/A
Cyclical Industries
2000(dagger)	$ 0	$ 0	$ 0
1999	$ 13	$ 9	N/A
1998**	$ 40	$ 40	N/A
Defense and Aerospace
2000(dagger)	$ 79	$ 41	$ 15
1999	$ 0	$ 0	N/A
1998	$ 1,692	$ 1,755	N/A
Developing Communications
2000(dagger)	$ 101,185	$ 56,627	$ 6,673
1999	$ 40,270	$ 32,779	N/A
1998	$ 19,094	$ 18,708	N/A
Electronics
2000(dagger)	$ 135,583	$ 74,675	$ 9,624
1999	$ 82,887	$ 72,615	N/A
1998	$ 147,596	$ 143,650	N/A
Energy
2000(dagger)	$ 10,588	$ 5,779	$ 169
1999	$ 22,599	$ 18,894	N/A
1998	$ 25,414	$ 24,716	N/A
Energy Service
2000(dagger)	$ 15,620	$ 8,823	$ 390
1999	$ 40,212	$ 35,640	N/A
1998	$ 51,145	$ 49,720	N/A
Environmental Services
2000(dagger)	$ 0	$ 0	$ 0
1999	$ 17	$ 19	N/A
1998	$ 2,414	$ 2,242	N/A
Financial Services
2000(dagger)	$ 0	$ 0	$ 0
1999	$ 4,454	$ 3,790	N/A
1998	$ 439	$ 424	N/A
Food and Agriculture
2000(dagger)	$ 13,590	$ 7,815	$ 360
1999	$ 18,053	$ 15,039	N/A
1998	$ 5,707	$ 5,521	N/A
Gold
2000(dagger)	$ 59,751	$ 33,288	$ 3,536
1999	$ 20,125	$ 15,199	N/A
1998	$ 0	$ 0	N/A
Health Care
2000(dagger)	$ 87,073	$ 48,054	$ 0
1999	$ 97,086	$ 78,047	N/A
1998	$ 96,459	$ 95,116	N/A
Home Finance
2000(dagger)	$ 0	$ 0	$ 0
1999	$ 9,249	$ 9,829	N/A
1998	$ 14,065	$ 13,533	N/A
Industrial Equipment
2000(dagger)	$ 2,018	$ 1,151	$ 113
1999	$ 590	$ 533	N/A
1998	$ 736	$ 746	N/A
Industrial Materials
2000(dagger)	$ 0	$ 0	$ 0
1999	$ 35	$ 35	N/A
1998	$ 1,579	$ 1,540	N/A
Insurance
2000(dagger)	$ 6	$ 3	$ 0
1999	$ 917	$ 879	N/A
1998	$ 770	$ 746	N/A
Leisure
2000(dagger)	$ 4,908	$ 2,457	$ 366
1999	$ 7,018	$ 5,868	N/A
1998	$ 1,740	$ 1,685	N/A
Medical Delivery
2000(dagger)	$ 0	$ 0	$ 0
1999	$ 0	$ 0	N/A
1998	$ 216	$ 187	N/A
Medical Equipment and Systems
2000(dagger)	$ 24	$ 14	$ 0
1999***	$ 73	$ 63	N/A
Multimedia
2000(dagger)	$ 2,979	$ 1,556	$ 413
1999	$ 1,632	$ 1,301	N/A
1998	$ 711	$ 694	N/A
Natural Gas
2000(dagger)	$ 2,699	$ 1,531	$ 113
1999	$ 1,450	$ 1,150	N/A
1998	$ 182	$ 154	N/A
Natural Resources
2000(dagger)	$ 572	$ 309	$ 11
1999	$ 1,041	$ 851	N/A
1998**	$ 559	$ 554	N/A
Paper and Forest Products
2000(dagger)	$ 988	$ 593	$ 41
1999	$ 1,858	$ 1,762	N/A
1998	$ 809	$ 772	N/A
Retailing
2000(dagger)	$ 112	$ 56	$ 33
1999	$ 0	$ 0	N/A
1998	$ 0	$ 0	N/A
Software and Computer Services
2000(dagger)	$ 10,739	$ 5,863	$ 868
1999	$ 14,881	$ 13,002	N/A
1998	$ 14,371	$ 13,791	N/A
Technology
2000(dagger)	$ 156,815	$ 85,096	$ 10,944
1999	$ 86,248	$ 66,343	N/A
1998	$ 23,941	$ 25,181	N/A
Telecommunications
2000(dagger)	$ 123,753	$ 68,668	$ 10,702
1999	$ 47,989	$ 39,416	N/A
1998	$ 37,699	$ 36,443	N/A
Transportation
2000(dagger)	$ 75	$ 45	$ 0
1999	$ 502	$ 474	N/A
1998	$ 571	$ 575	N/A
Utilities Growth
2000(dagger)	$ 11,958	$ 7,307	$ 608
1999	$ 3,104	$ 2,777	N/A
1998	$ 3,855	$ 3,672	N/A

(dagger) Fiscal year ended February 29.

* Business Services and Outsourcing commenced operations of February 4, 1998.

** Cyclical Industries and Natural Resources commenced operations on March 3, 1997.

*** Medical Equipment and Systems commenced operations on April 28, 1998.

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